SEGMENT (Tables)	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenues by product and service categories consisted of the following:

	For the Years Ended June 30,
Products	2022	2021	2020
Traditional pet products	$11,433,159	$14,331,492	$13,208,764
Intelligent pet products	13,492,076	7,801,070	4,328,918
Climbing hooks and others	1,761,341	1,340,686	1,633,676
Total revenue from product sales	26,686,576	23,473,248	19,171,358

Services:
Dyeing services	342,561	817,145	-
Other services	66,060	29,728	-
Total revenue from services	408,621	846,873	-
Total revenue	$27,095,197	$24,320,121	$19,171,358

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2022	2021	2020
Sales to international markets	$14,542,323	$10,627,253	$9,399,228
Sales in China domestic market	12,552,874	13,692,868	9,772,130
Total revenue	$27,095,197	$24,320,121	$19,171,358